UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment              [ ]; Amendment Number: ______
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Old Mutual Capital, Inc.
Address:          4643 S. Ulster Street, 6th Floor
                  Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James F. Lummanick
Title:        Chief Compliance Officer
Phone:        720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick              Denver, Colorado          November 6, 2006

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name
-------------------------------------  ---------------------------------------
028-11931                              Old Mutual (US) Holdings Inc.
028-05990                              Acadian Asset Management, Inc.
028-04895                              Analytic Investors, Inc.
028-01006                              Barrow, Hanley, Mewhinney & Strauss, Inc.
028-05573                              CastleArk Management LLC
028-02989                              Clay Finlay Inc.
028-10449                              Columbus Circle Investors
028-11628                              Copper Rock Capital Partners, LLC
028-01666                              Eagle Asset Management, Inc.
028-04321                              Heitman Real Estate Securities LLC
028-01904                              Liberty Ridge Capital, Inc.
028-01874                              Munder Capital Management
028-00969                              Provident Investment Counsel
028-04041                              Thompson, Siegel & Walmsley, Inc.
028-03659                              Thomson Horstmann & Bryant Inc
028-02924                              Turner Investment Partners, Inc.